GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 30, 2023
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

D.GOODWILL AND OTHER INTANGIBLE ASSETS

As described in Note M — Segment Reporting, our segment structure is based upon the markets we serve and goodwill has been allocated to the segments using a relative fair value approach. The changes in the net carrying amount of goodwill by reporting segment for the years ended December 30, 2023 and December 31, 2022, are as follows (in thousands):

	Retail	Packaging	Construction	All Other	Corporate	Total
Balance as of December 25, 2021	$73,376	$128,541	$89,000	$24,121	$—	$315,038
2022 Acquisitions	10,971	23,862	—	—	—	34,833
2022 Purchase Accounting Adjustments	293	(3,494)	(1,074)	(4,766)	—	(9,041)
2022 Impairments	—	—	—	(2,480)	—	(2,480)
Foreign Exchange, Net	—	—	(256)	(774)	—	(1,030)
Balance as of December 31, 2022	$84,640	$148,909	$87,670	$16,101	$—	$337,320
2023 Acquisitions	—	—	—	7,077	—	7,077
2023 Purchase Accounting Adjustments	(979)	(7,867)	—	—	—	(8,846)
Foreign Exchange, Net	—	—	135	627	—	762
Balance as of December 30, 2023	$83,661	$141,042	$87,805	$23,805	$—	$336,313

As of the date of the most recent goodwill impairment test, which utilized data and assumptions as of September 30, 2023, all reporting units had fair values that were substantially in excess of their carrying values. During 2022, we experienced significantly lower than expected operating results within our Italian reporting unit, which is within the all other segment. It was determined that the carrying value of the reporting unit exceeded its fair value and as a result, we recorded a non-cash goodwill impairment charge of $2.5 million as of December 31, 2022, which represented the entire amount of the goodwill recorded within the reporting unit. Subsequently, the Italian reporting unit was divested in 2023.

Indefinite-lived intangible assets totaled $7.3 million as of December 30, 2023 and December 31, 2022 related to the commercial unit within the construction segment, the international unit within the all other segment, and the Deckorators unit within the retail segment.

The following amounts were included in other amortizable intangible assets, net as of December 30, 2023 and December 31, 2022 (in thousands):

	2023			2022
		Accumulated			Accumulated
	Assets	Amortization	Net Value	Assets	Amortization	Net Value
Non-compete agreements	$9,886	$(5,966)	$3,920	$12,577	$(7,109)	$5,468
Customer relationships and other	171,029	(43,403)	127,626	139,112	(34,646)	104,466
Licensing agreements	—	—	—	4,589	(4,589)	—
Patents	1,622	(898)	724	1,976	(1,104)	872
Technology	12,600	(2,173)	10,427	2,600	(875)	1,725
Tradename	39,831	(12,320)	27,511	38,826	(8,393)	30,433
Software	7,666	(2,679)	4,987	1,788	(860)	928
Total	$242,634	$(67,439)	$175,195	$201,468	$(57,576)	$143,892

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Weighted Average
Intangible Asset Type	Estimated Useful Life	Amortization Period
Non-compete agreements	2 to 15 years	7.5 years
Customer relationships and other	5 to 15 years	10.4 years
Licensing agreements	10 years	10 years
Patents	10 years	10 years
Technology	5 to 12 years	9.5 years
Tradename (amortizable)	5 to 25 years	10.9 years
Software	3 to 5 years	3 years

Amortization expense of intangibles totaled $21.3 million, $19.5 million and $13.9 million in 2023, 2022 and 2021, respectively. The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2024	$23,580
2025	22,998
2026	20,520
2027	18,636
2028	18,021
Thereafter	71,440
Total	$175,195